Consolidated Statements of Shareholders' Equity - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	Total	Common Stock [Member]	Other Paid-In Capital [Member]	Reclassification out of Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Retained Earnings [Member]	Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]	Generation [Member]
Other Comprehensive Income (Loss), Net of Tax	$ (13.8)
Balance at Dec. 31, 2015	1,212.7	$ 0.4	$ 803.7		$ (28.7)	$ 437.3
Balance (in shares) at Dec. 31, 2015		41,172,173
Net comprehensive income/ (loss)	(786.5)
Net loss	(772.7)
Common stock dividends	(70.0)					(70.0)
Proceeds from Contributions from Parent	0.0
Preferred stock dividends	(0.7)					(0.7)
Other	6.8		7.0			(0.2)
Balance at Dec. 31, 2016	362.3	$ 0.4	810.7		(42.5)	(406.3)
Balance (in shares) at Dec. 31, 2016		41,172,173
Disposal Group, Including Discontinued Operation, Net Assets								$ 0.0
Other Comprehensive Income (Loss), Net of Tax	8.4						$ 6.2
Net comprehensive income/ (loss)	25.4
Net loss	17.0
Common stock dividends	39.0		(39.0)
Stockholders' Equity Note, Spinoff Transaction	2.1						(2.1)
Proceeds from Contributions from Parent	70.0		(70.0)
Preferred stock dividends	(88.3)
Other	0.3		(69.7)			70.0
Balance at Dec. 31, 2017	330.7	$ 0.4	685.8		(36.2)	(319.3)
Balance (in shares) at Dec. 31, 2017		41,172,173
Other Comprehensive Income (Loss), Net of Tax					1.1
Net comprehensive income/ (loss)	16.8
Net loss						15.7
Common stock dividends	(23.8)		(23.8)
Proceeds from Contributions from Parent	80.0		(80.0)
Other	(0.4)		(0.3)		(1.1)	1.0
Balance at Mar. 31, 2018	403.3	$ 0.4	741.7		(36.2)	(302.6)
Balance (in shares) at Mar. 31, 2018		41,172,173
Other Comprehensive Income (Loss), Net of Tax	2.5
Balance at Dec. 31, 2017	330.7	$ 0.4	685.8		(36.2)	(319.3)
Balance (in shares) at Dec. 31, 2017		41,172,173
Net comprehensive income/ (loss)	64.4
Proceeds from Contributions from Parent	80.0
Balance at Sep. 30, 2018	431.0	$ 0.4	721.8		(34.8)	(256.4)
Balance (in shares) at Sep. 30, 2018		41,172,173
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.7
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.1
Other Comprehensive Income (Loss), Net of Tax	2.0						(0.8)
Balance at Dec. 31, 2017	330.7	$ 0.4	685.8		(36.2)	(319.3)
Balance (in shares) at Dec. 31, 2017		41,172,173
Net comprehensive income/ (loss)	88.7
Net loss	86.7
Common stock dividends	(43.8)		(43.8)
Proceeds from Contributions from Parent	80.0		(80.0)
Preferred stock dividends	(10.0)
Other	(0.3)		(0.2)	$ (1.1)		1.0
Balance at Dec. 31, 2018	445.3	$ 0.4	711.8		(35.3)	(231.6)
Balance (in shares) at Dec. 31, 2018		41,172,173
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.7
AOCI reclassed to Retained Earnings, net of tax	(1.1)						0.0
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.1
Other Comprehensive Income (Loss), Net of Tax	0.8
Balance at Mar. 31, 2018	403.3	$ 0.4	741.7		(36.2)	(302.6)
Balance (in shares) at Mar. 31, 2018		41,172,173
Net comprehensive income/ (loss)	15.8
Net loss	15.0
Balance at Jun. 30, 2018	419.1	$ 0.4	741.7		(35.4)	(287.6)
Balance (in shares) at Jun. 30, 2018		41,172,173
Other Comprehensive Income (Loss), Net of Tax	0.6
Net comprehensive income/ (loss)	31.8
Net loss	31.2
Common stock dividends	(20.0)		(20.0)
Other	0.1		0.1
Balance at Sep. 30, 2018	431.0	$ 0.4	721.8		(34.8)	(256.4)
Balance (in shares) at Sep. 30, 2018		41,172,173
Disposal Group, Including Discontinued Operation, Net Assets								$ (10.0)
Other Comprehensive Income (Loss), Net of Tax					0.4
Balance at Dec. 31, 2018	445.3	$ 0.4	711.8		(35.3)	(231.6)
Balance (in shares) at Dec. 31, 2018		41,172,173
Net comprehensive income/ (loss)	29.4
Net loss						29.0
Other	(0.3)					(0.3)
Balance at Mar. 31, 2019	474.4	$ 0.4	711.8		(34.9)	(202.9)
Balance (in shares) at Mar. 31, 2019		41,172,173
Other Comprehensive Income (Loss), Net of Tax	1.1						$ (1.0)
Balance at Dec. 31, 2018	445.3	$ 0.4	711.8		(35.3)	(231.6)
Balance (in shares) at Dec. 31, 2018		41,172,173
Net comprehensive income/ (loss)	104.8
Proceeds from Contributions from Parent	0.0
Balance at Sep. 30, 2019	459.8	$ 0.4	621.9		(34.2)	(128.3)
Balance (in shares) at Sep. 30, 2019		41,172,173
Other Comprehensive Income (Loss), Net of Tax					(0.9)
Balance at Mar. 31, 2019	474.4	$ 0.4	711.8		(34.9)	(202.9)
Balance (in shares) at Mar. 31, 2019		41,172,173
Net comprehensive income/ (loss)	28.9
Net loss						29.8
Proceeds from Contributions from Parent	(70.0)		70.0
Balance at Jun. 30, 2019	433.3	$ 0.4	641.8		(35.8)	(173.1)
Balance (in shares) at Jun. 30, 2019		41,172,173
Other Comprehensive Income (Loss), Net of Tax	1.6
Net comprehensive income/ (loss)	46.5
Net loss	44.9
Common stock dividends	(20.0)		(20.0)
Other	0.0		(0.1)			0.1
Balance at Sep. 30, 2019	$ 459.8	$ 0.4	$ 621.9		$ (34.2)	$ (128.3)
Balance (in shares) at Sep. 30, 2019		41,172,173